Taxes (Details 2)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Deferred tax assets:
Allowance for doubtful accounts	$ 36,528	¥ 258,718	¥ 256,868
Impairment loss for investment	33,885	240,000	240,000
Net operating loss carry forward	2,566,934	18,180,820	3,409,722
Inventory reserve	3,737	26,469	26,469
Right of use	21,558	152,685	14,110
Less: valuation allowance	(2,248,742)	(15,927,164)	(3,054,301)
Deferred tax assets, net	413,900	2,931,528	892,868
Deferred tax liabilities:
Recognition of intangible assets arising from business acquisition			(1,999,387)
Deferred tax liabilities, net			(1,999,387)
Total deferred tax liabilities, net	$ 413,900	¥ 2,931,528	¥ (1,106,519)